Additional information on the consolidated statements of income (loss) - Disclosure of detailed information about cost of sales (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Additional Information On Consolidated Statements Of Loss Line Items
Cost of sales	$ 63,700	$ 262,881
Royalty interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Cost of sales	512	272
Stream interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Cost of sales	8,988	13,437
Offtake interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Cost of sales	$ 54,200	$ 249,172